UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period:    9/30/10

Item 1.  Reports to Stockholders.

 Class A shares: PFFAX

Class I shares: PFFNX

Semi-Annual Report

September 30, 2010

Distributed by Northern Lights Distributors, LLC

Member FINRA

Princeton Futures Strategy Fund

PORTFOLIO REVIEW

September 30, 2010 (Unaudited)

The Fund’s performance figures* for the period ending September 30, 2010, compared to its benchmarks:

Inception** – September 30, 2010
Princeton Futures Strategy Fund – Class A	1.40%
Princeton Futures Strategy Fund – Class A with load	-3.70%
Princeton Futures Strategy Fund – Class I	1.40%
Newedge CTA Index	5.52%
Barclay CTA Index ***	3.69%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.20% for Class A shares, 1.95% for Class I shares per the June 8, 2010, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

The Newedge CTA Index is a benchmark designed to track the largest CTAs and be representative of the managed futures space.  To qualify for inclusion, managers must report returns on a daily basis, must be open to new investment, and assets under management must be greater than one standard deviation above the mean.  There are currently 20 programs included in the calculation of the Newedge CTA Index for the year 2010, with a minimum assets under management of $801 million.  The index is equally weighted and reconstituted annually.

The Barclay CTA Index is a benchmark of representative performance of commodity trading advisors.  These advisors will invest in financial and commodity futures markets and currency markets around the world with either a systematic or discretionary trading discipline.  There are currently 533 programs included in the calculation of the Barclay CTA Index for the year 2010, which is unweighted and rebalanced at the beginning of each year.  To qualify for inclusion in the CTA Index, an advisor must have four years of prior performance history.  Additional programs introduced by qualified advisors are not added to the Index until after their second year.

 ** Inception date is July 19, 2010.

 *** Return for the period July 31, 2010 to September 30, 2010.

 The Fund’s Top Asset Classes are as follows:

Sectors	% of Net Assets
Diversified Financial Services	1.1%
Government Obligations & Notes	15.9%
Money Market Funds	46.6%
Commodity Trading Advisors	27.4%
Other, Cash & Cash Equivalents	9.0%
100.00%

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited)

			Coupon
	Principal ($)		Rate (%)	Maturity	Value
		CORPORATE BONDS & NOTES - 1.1%

		DIVERSIFIED FINANCIAL SERVICES - 1.1%
	$ 152,000	Countrywide Home Loans Inc. (Cost $154,379)	4.0000	3/22/2011	$ 154,406

	Shares
		COMMODITY TRADING ADVISORS - 27.4%
	490,236	AlphaMetrix Blackwater Capital Management * +			560,085
	1,243,582	AlphaMetrix Strategies Offshore Fund, Ltd. * +			1,407,341
	550,000	Crabel Multi-Product Class A *			553,780
	550,000	Fort Global Contrarian LP *			547,921
	552,250	Paskewitz Contrarian Stock Index *			508,915
	323,135	Quantitative Global 3x Fund, LLC *			335,412
		TOTAL COMMODITY TRADING ADVISORS (Cost $3,733,250)			3,913,454

			Coupon
	Principal ($)		Rate (%)	Maturity	Value
		SHORT-TERM INVESTMENTS - 62.5%

		U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 15.9%
	$ 40,000	Fannie Mae Discount Notes	0.1900	10/26/2010	39,995
	50,000	Farmer Mac Discount Notes	0.1870	10/28/2010	49,994
	50,000	Farmer Mac Discount Notes	0.1870	11/4/2010	49,992
	10,000	Federal Farm Credit Discount Notes	0.1840	10/20/2010	9,998
	100,000	Federal Home Loan Bank Discount Notes	0.0410	10/8/2010	99,997
	150,000	Federal Home Loan Bank Discount Notes	0.1420	11/12/2010	149,970
	100,000	Freddie Mac Discount Notes	0.0940	10/13/2010	99,994
	200,000	Freddie Mac Discount Notes	0.1620	10/20/2010	199,982
	100,000	Freddie Mac Discount Notes	0.1130	10/25/2010	99,987
	140,000	Freddie Mac Discount Notes	0.1610	11/15/2010	139,969
	175,000	Freddie Mac Discount Notes	0.1630	11/16/2010	174,962
	250,000	United States Treasury Bill	0.1250	10/7/2010	249,995
	250,000	United States Treasury Bill	0.1040	10/14/2010	249,992
	150,000	United States Treasury Bill	0.1330	11/4/2010	149,980
	250,000	United States Treasury Bill	0.1500	11/26/2010	249,955
	250,000	United States Treasury Bill	0.1350	12/2/2010	249,948
		TOTAL GOVERNMENT OBLIGATIONS & NOTES			2,264,710

See accompanying notes to financial statements.
	Princeton Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
		September 30, 2010 (Unaudited)

	Shares				Value
		MONEY MARKET FUND - 46.6%
	6,647,459	BlackRock Liquidity Funds T-Fund Portfolio			$ 6,647,459

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,912,169)			8,912,169

		TOTAL INVESTMENTS - 91.0% (Cost $12,799,798)(a)			$ 12,980,029
		OTHER ASSETS LESS LIABILITIES - 9.0%			1,286,177
		TOTAL NET ASSETS - 100.0%			$ 14,266,206

*	Non-income producing investment.
+	This investment is a holding of Princeton Futures Strategy Fund SPC.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from
	market value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation:	$ 225,646
				Unrealized depreciation:	(45,415)
				Net unrealized appreciation:	$ 180,231

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

ASSETS
Investment securities:
At cost	$ 12,799,798
At value	$ 12,980,029
Cash	769,000
Receivable for Fund shares sold	457,300
Receivable due from Advisor	57,865
Dividends and interest receivable	214
Prepaid expenses and other assets	19,791
TOTAL ASSETS	14,284,199

LIABILITIES
Fees payable to other affiliates	7,276
Distribution (12b-1) fees payable	266
Accrued expenses and other liabilities	10,451
TOTAL LIABILITIES	17,993
NET ASSETS	$ 14,266,206

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 14,104,877
Accumulated net investment loss	(18,902)
Net unrealized appreciation of investments	180,231
NET ASSETS	$ 14,266,206

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 1,775,690
Shares of beneficial interest outstanding	175,163
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.14
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 10.76

Class I Shares:
Net Assets	$ 12,490,516
Shares of beneficial interest outstanding	1,231,582
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.14

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended September 30, 2010 (Unaudited) (a)

INVESTMENT INCOME
Interest	$ 840
TOTAL INVESTMENT INCOME	840

EXPENSES
Professional fees	20,118
Investment advisory fees	17,394
Administrative services fees	13,412
Accounting services fees	12,359
Registration fees	11,496
Transfer agent fees	9,800
Printing and postage expenses	3,478
Compliance officer fees	2,515
Custodian fees	1,677
Trustees fees and expenses	1,257
Distribution (12b-1) fees, Class A	501
Insurance expense	419
Other expenses	575
TOTAL EXPENSES	95,001

Less: Fees waived/Expenses reimbursed by the Advisor	(75,259)

NET EXPENSES	19,742
NET INVESTMENT LOSS	(18,902)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net change in unrealized appreciation (depreciation) of investments	180,231
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	180,231

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 161,329

(a) The Princeton Futures Strategy Fund commenced operations on July 19, 2010.

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
September 30,
2010
(Unaudited)(a)
FROM OPERATIONS
Net investment loss	$ (18,902)
Net change in unrealized appreciation (depreciation) of investments	180,231
Net increase in net assets resulting from operations	161,329

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,764,605
Class I	12,348,889
Payments for shares redeemed:
Class A	(8,577)
Class I	(40)
Net increase in net assets from shares of beneficial interest	14,104,877

TOTAL INCREASE IN NET ASSETS	14,266,206

NET ASSETS
Beginning of Period	-
End of Period *	$ 14,266,206
*Includes accumulated net investment loss of:	$ (18,902)

SHARE ACTIVITY
Class A:
Shares Sold	176,013
Shares Redeemed	(850)
Net increase in shares of beneficial interest outstanding	175,163

Class I:
Shares Sold	1,231,586
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	1,231,582

(a) The Princeton Futures Strategy Fund commenced operations on July 19, 2010.

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class I
	Period Ended	Period Ended
	September 30,	September 30,
	2010 (1)	2010 (1)
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.05)	(0.04)
Net realized and unrealized
gain on investments	0.19	0.18
Total from investment operations	0.14	0.14

Net asset value, end of period	$ 10.14	$ 10.14

Total return (3)(6)	1.40%	1.40%

Net assets, at end of period (000s)	$ 1,776	$ 12,491

Ratio of gross expenses to average
net assets (4)(5)	13.12%	8.74%
Ratio of net expenses to average
net assets (5)	2.20%	1.95%
Ratio of net investment loss
to average net assets (5)	(2.10)%	(1.87)%

Portfolio Turnover Rate (6)	0%	0%

(1) The Princeton Futures Strategy Fund's Class A and Class I shares commenced operations July 19, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.

See accompanying notes to financial statements.

Princeton Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (Unaudited)

1.

ORGANIZATION

The Princeton Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers two distinct share classes; Class A and Class I shares. The Fund seeks to achieve capital appreciation and manage volatility as a secondary objective. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A and Class I shares.    Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Investments in Systematic Trading Companies are valued at a fair value based on the net asset value as reported by underlying trading companies. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Princeton Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Princeton Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

Assets	Level 1	Level 2	Level 3	Total
Diversified Financial Services	$ -	$ 154,406	$ -	$ 154,406
Government Obligations & Notes	-	2,264,710	-	2,264,710
Money Market Funds	-	6,647,459	-	6,647,459
Commodity Trading Advisors	-	3,913,454	-	3,913,454
Total	$ -	$ 12,980,029	$ -	$ 12,980,029

The Fund did not hold any level 3 securities during the period.

Global Macro Programs and Princeton Futures Strategy Fund SPC (PFSF-SPC) –

The consolidated financial statements of the Fund include PFSF-SPC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a segregated portfolio company (“SPC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

The Fund and PFSF-SPC invest in the global derivatives markets through the use of one or more proprietary global macro trading programs (“Global macro programs”), which are often labeled "managed futures" programs.  Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.  It is anticipated that the global macro programs used by the Fund and PFSF-SPC will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products.  The Fund and PFSF-SPC’s investment in a Global macro program may be through investment in one or more unaffiliated private investment vehicles or unaffiliated commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors or “CTAs” registered with the U.S. Commodity Futures Trading Commission.  The Fund or PFSF-SPC do not consolidate the assets, liabilities, capital or operations of the unaffiliated trading companies into their financial statements.  Rather, the unaffiliated trading companies are separately presented as an investment in the Fund’s consolidated portfolio of investments.  Income, gains and unrealized appreciation or depreciation on the investments in the unaffiliated trading companies are recorded in the Fund’s consolidated statement of assets and liabilities and the Fund’s consolidated statement of operations.

In accordance with its investment objectives and through its exposure to the aforementioned global macro programs, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Princeton Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

A summary of the Fund’s investments in the PFSF-SPC is as follows:

Princeton Futures Strategy Fund SPC (PFSF-SPC) *
September 30, 2010
Fair Value of Systematic Trading Companies	$ 1,967,426
Other Assets	$ 10,004
Total Net Assets	$ 1,977,430

Percentage of the Fund's Total Net Assets	1.62%

* PFSF-SPC commenced operations on August 23, 2010

For tax purposes, PFSF-SPC is an exempted Cayman investment company. PFSF-SPC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, PFSF-SPC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, PFSF-SPC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Princeton Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended September 30, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $3,887,767 and $0, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Mount Yale Asset Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged 6800 Capital, LLC and Congress Asset Management Co. as the sub-advisors to the Fund. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Princeton Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.80% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2011, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.20% and 1.95% per annum of the Fund’s average daily net assets for Class A and Class I shares, respectively. For the period ended September 30, 2010, the Advisor waived fees and reimbursed expenses in the amount of $75,259.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.20% and 1.95% of average daily net assets attributable to Class A and Class I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.20% and 1.95% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class A and Class I shares subsequently exceed 2.20% and 1.95%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of September 30, 2010, the Advisor has $75,259 of waived expenses that may be recovered no later than September 30, 2013.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

Princeton Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares.   The Distributor is an affiliate of GFS. For the period ended September 30, 2010, the Distributor received $1,486 in underwriting commissions for sales of Class A shares, of which $186 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $27,000 plus $6,000 for each additional share class above one plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $18,000 per class and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Princeton Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended September 30, 2010, the Fund incurred expenses of $2,515 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended September 30, 2010, GemCom collected amounts totaling $1 for EDGAR and printing services performed.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

5. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Princeton Futures Strategy Fund currently seeks to achieve its investment objective by investing a portion of its assets in Blackrock Liquidity Fund - T-Fund Portfolio - Institutional Class (the “Portfolio”), a registered open-end fund incorporated in the USA. The Fund may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.  As of September 30, 2010, the percentage of the Fund’s net assets invested in the Portfolio was 46.6%.

6. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

Princeton Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010 (Unaudited)

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Princeton Futures Strategy Fund

EXPENSE EXAMPLES

September 30, 2010 (Unaudited)

As a shareholder of the Princeton Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the MutualHedge Frontier Legends Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 19, 2010 through September 30, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Princeton Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 6/19/10	Ending Account Value 9/30/10	Expenses Paid During Period 6/19/10 – 9/30/10	Expense Ratio During Period*** 6/19/10 – 9/30/10
Class A	$1,000.00	$1,014.00	$4.43*	2.20%
Class I	1,000.00	1,014.00	3.93*	1.95

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Expenses Paid During Period 4/1/10 – 9/30/10	Expense Ratio During Period*** 4/1/10 – 9/30/10
Class A	$1,000.00	$1,014.04	$11.11**	2.20%
Class I	1,000.00	1,015.29	9.85**	1.95

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (73) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

***Annualized.

Princeton Futures Strategy Fund

SUPPLEMENTAL INFORMATION

September 30, 2010 (Unaudited)

Approval of Advisory Agreement –Princeton Futures Strategy Fund

In connection with a regular meeting held on March 25, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Mount Yale Asset Management, LLC (“Mt Yale” or the “Adviser”) and the Trust, on behalf of Princeton Futures Strategy Fund (“Princeton” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because Princeton has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s performance with its existing accounts, as well as other factors relating to the adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.80% annual advisory fee based on the average net assets of the Fund.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that Princeton’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by the funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Princeton for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of Princeton’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

Princeton Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2010 (Unaudited)

Approval of Sub-Advisory Agreement - Princeton Futures Strategy Fund

In connection with a regular meeting held on March 25, 2010, the Board of the Northern Lights Fund Trust (the “Trust”), including a majority of the Independent Trustees, discussed the approval of the sub-advisory agreements between 6800 Capital, LLC (“6800”) and Congress Asset Management Company, LLP (“Congress”) (the “Sub-Advisers”) and the Trust on behalf of the Princeton Futures Strategy Fund (the “Sub-Advisory Agreements”). In considering the proposed Sub-Advisory Agreements, the Board received materials specifically relating to the Sub-Advisory Agreements. These materials included: (a) information on the investment performance of the Sub-Advisers’ similarly managed accounts, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements with respect to the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Sub-Advisers’ including information on (a) the overall organization of each Sub-Advisers’; (b) investment management staffing; and (c) the financial condition of each Sub-Advisers’.

In its consideration of the proposed Sub-Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreements include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of each Sub-Adviser research capabilities and the experience of its fund management personnel.  The Trustees concluded that each Sub-Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the experience of the portfolio managers and the prior performance of the Sub-Adviser’s with its existing accounts.  The Board concluded that each Sub-Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the 6800 would charge a fee equal to two-thirds of the advisory fee, based upon the average net assets of the Fund and Congress would charge a 0.20% annual sub-advisory fee, based upon the average net assets of the Fund. It was noted that the Sub-Adviser’s fee would be paid directly by Adviser based upon the Fund’s current management fee and there would be no increased ongoing cost to shareholders as a result of the Sub-Adviser’s appointment as the Fund’s Sub-Adviser. The Trustees concluded that the Fund’s sub-advisory fees was acceptable in light of the quality of the services the Fund expected to receive from each Sub-Adviser.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Sub-Advisory Agreements, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Sub-Advisers in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Sub-Advisers from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that each Sub-Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. Having requested and received such information from the Sub-Advisers as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Sub-Advisory fee structures is fair and reasonable and that approval of the Sub-Advisory Agreements is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Sub-Advisory Agreements.

Princeton Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2010 (Unaudited)

FINANCIAL STATEMENTS OF UNDERLYING FUND

As discussed in Note 5 to the financial statements of the Princeton Futures Strategy Fund, the following pages will include the financial statements of the aforementioned underlying fund, the Blackrock Liquidity Fund - T-Fund Portfolio - Institutional Class (the “Portfolio”).   The pages have been extracted from the latest audited annual report published for the Portfolio, dated October 31, 2009.   The full report of the Blackrock Funds, along with the report of the independent registered public accounting firm is included in the Blackrock Funds’ N-CSR filing dated December 29, 2009, available at ‘www.sec.gov’.  Only data presented for the Blackrock Liquidity Fund - T-Fund Portfolio - Institutional Class is pertinent to the overall review of the financial statements of the Princeton Futures Strategy Fund.   Following the pages extracted from the October 31, 2009 report, the reader will find an unaudited portfolio of holdings for Blackrock Liquidity Fund - T-Fund Portfolio - Institutional Class as of September 30, 2010.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions including sales charges; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on May 1, 2009 and held through October 31, 2009) are intended to assist shareholders both in calculating ongoing expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled "Expenses Paid During the Period."

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the tables are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[1]			
	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During the Period[2]	Annualized Expense Ratio
Federal Trust Fund							
Institutional	$1,000.00	$1,000.70	$1.16	$1,000.00	$1,024.05	$1.17	0.23%
Dollar	$1,000.00	$1,000.20	$1.81	$1,000.00	$1,023.39	$1.84	0.36%
Administration	$1,000.00	$1,000.40	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
FedFund							
Institutional	$1,000.00	$1,000.80	$1.11	$1,000.00	$1,024.10	$1.12	0.22%
Dollar	$1,000.00	$1,000.00	$1.92	$1,000.00	$1,023.29	$1.94	0.38%
Cash Management	$1,000.00	$1,000.00	$1.87	$1,000.00	$1,023.34	$1.89	0.37%
Cash Reserve	$1,000.00	$1,000.00	$1.92	$1,000.00	$1,023.29	$1.94	0.38%
Administration	$1,000.00	$1,000.30	$1.56	$1,000.00	$1,023.64	$1.58	0.31%
Select	$1,000.00	$1,000.00	$1.87	$1,000.00	$1,023.34	$1.89	0.37%
Private Client	$1,000.00	$1,000.00	$1.92	$1,000.00	$1,023.29	$1.94	0.38%
Premier	$1,000.00	$1,000.00	$1.92	$1,000.00	$1,023.29	$1.94	0.38%
TempCash							
Institutional	$1,000.00	$1,002.00	$1.06	$1,000.00	$1,024.15	$1.07	0.21%
Dollar	$1,000.00	$1,000.80	$2.27	$1,000.00	$1,022.94	$2.29	0.45%
Administration	$1,000.00	$1,001.50	$1.56	$1,000.00	$1,023.64	$1.58	0.31%
TempFund							
Institutional	$1,000.00	$1,001.70	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	$1,000.00	$1,000.60	$2.22	$1,000.00	$1,022.99	$2.24	0.44%
Cash Management	$1,000.00	$1,000.10	$2.62	$1,000.00	$1,022.58	$2.65	0.52%
Cash Reserve	$1,000.00	$1,000.20	$2.42	$1,000.00	$1,022.79	$2.45	0.48%
Administration	$1,000.00	$1,001.20	$1.51	$1,000.00	$1,023.69	$1.53	0.30%
Select	$1,000.00	$1,000.00	$2.77	$1,000.00	$1,022.43	$2.80	0.55%
Private Client	$1,000.00	$1,000.20	$2.82	$1,000.00	$1,022.38	$2.85	0.56%
Premier	$1,000.00	$1,000.20	$2.72	$1,000.00	$1,022.48	$2.75	0.54%

[1] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

[2] For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009 7

23

Expense Example (concluded)

	Actual			Hypothetical[1]			
	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During the Period[2]	Annualized Expense Ratio
T-Fund							
Institutional	$1,000.00	$1,000.30	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	$1,000.00	$1,000.10	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Cash Management	$1,000.00	$1,000.10	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Administration	$1,000.00	$1,000.10	$1.21	$1,000.00	$1,024.00	$1.22	0.24%
Select	$1,000.00	$1,000.00	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Private Client	$1,000.00	$1,000.00	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Premier	$1,000.00	$1,000.00	$1.26	$1,000.00	$1,023.95	$1.28	0.25%
Treasury Trust Fund							
Institutional	$1,000.00	$1,000.20	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	$1,000.00	$1,000.10	$1.06	$1,000.00	$1,024.15	$1.07	0.21%
Cash Management	$1,000.00	$1,000.10	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Administration	$1,000.00	$1,000.10	$1.06	$1,000.00	$1,024.15	$1.07	0.21%
MuniCash							
Institutional	$1,000.00	$1,002.40	$1.16	$1,000.00	$1,024.05	$1.17	0.23%
Dollar	$1,000.00	$1,001.10	$2.42	$1,000.00	$1,022.79	$2.45	0.48%
MuniFund							
Institutional	$1,000.00	$1,001.80	$1.11	$1,000.00	$1,024.10	$1.12	0.22%
Dollar	$1,000.00	$1,000.60	$2.27	$1,000.00	$1,022.94	$2.29	0.45%
Cash Management	$1,000.00	$1,000.10	$2.82	$1,000.00	$1,022.38	$2.85	0.56%
Administration	$1,000.00	$1,001.30	$1.61	$1,000.00	$1,023.59	$1.63	0.32%
Select	$1,000.00	$1,000.00	$2.87	$1,000.00	$1,022.33	$2.91	0.57%
Private Client	$1,000.00	$1,000.30	$2.82	$1,000.00	$1,022.38	$2.85	0.56%
Premier	$1,000.00	$1,000.30	$2.72	$1,000.00	$1,022.48	$2.75	0.54%
California Money Fund							
Institutional	$1,000.00	$1,001.20	$1.21	$1,000.00	$1,024.00	$1.22	0.24%
Dollar	$1,000.00	$1,000.20	$2.22	$1,000.00	$1,022.99	$2.24	0.44%
Cash Management	$1,000.00	$1,000.00	$2.37	$1,000.00	$1,022.84	$2.40	0.47%
Administration	$1,000.00	$1,000.70	$1.66	$1,000.00	$1,023.54	$1.68	0.33%
Select	$1,000.00	$1,000.00	$2.32	$1,000.00	$1,022.89	$2.35	0.46%
Private Client	$1,000.00	$1,000.00	$2.42	$1,000.00	$1,022.79	$2.45	0.48%
Premier	$1,000.00	$1,000.00	$2.52	$1,000.00	$1,022.68	$2.55	0.50%
New York Money Fund							
Institutional	$1,000.00	$1,000.90	$1.16	$1,000.00	$1,024.05	$1.17	0.23%
Dollar	$1,000.00	$1,000.20	$2.07	$1,000.00	$1,023.14	$2.09	0.41%
Cash Management	$1,000.00	$1,000.00	$2.17	$1,000.00	$1,023.04	$2.19	0.43%
Administration	$1,000.00	$1,000.50	$1.61	$1,000.00	$1,023.59	$1.63	0.32%
Select	$1,000.00	$1,000.00	$2.17	$1,000.00	$1,023.04	$2.19	0.43%
Private Client	$1,000.00	$1,000.00	$2.17	$1,000.00	$1,023.04	$2.19	0.43%
Premier	$1,000.00	$1,000.00	$2.12	$1,000.00	$1,023.09	$2.14	0.42%

1 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

2 For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

8 BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009

24

Schedule of Investments October 31, 2009

T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations (a)	Par (000)	Value
U.S. Treasury Bills :		
0.63%, 11/19/09	$136,000	$ 135,957,160
0.29%, 12/03/09	108,000	107,972,160
0.71%, 12/17/09	135,000	134,878,388
0.27%, 1/07/10	50,000	49,975,340
0.29%, 1/07/10	250,000	249,867,396
0.29%, 1/21/10	124,515	124,435,155
0.28%, 1/28/10	70,000	69,952,944
0.28%, 2/04/10	98,750	98,678,337
0.26%, 2/18/10	125,000	124,900,840
0.27%, 2/18/10	70,000	69,942,775
0.26%, 2/25/10	70,000	69,942,483
0.24%, 3/04/10	59,000	58,952,124
0.23%, 3/11/10	495	494,598
0.21%, 3/18/10	15,750	15,737,443
0.21%, 4/01/10	100,000	99,914,014
0.47%, 4/01/10	50,000	49,902,479
0.50%, 4/01/10	75,000	74,842,708
0.15%, 4/08/10	110,220	110,147,439
0.15%, 4/15/10	50,000	49,965,625
0.45%, 6/03/10	80,100	79,888,113
0.54%, 6/10/10	43,575	43,430,549
0.45%, 6/17/10	75,000	74,788,625
0.53%, 7/01/10	71,000	70,749,429
0.39%, 7/15/10	130,000	129,644,089
0.50%, 7/29/10	60,000	59,775,000
0.32%, 8/26/10	68,000	67,822,690
0.41%, 9/23/10	25,000	24,908,313
0.38%, 10/21/10	74,722	74,446,463
Total U.S. Treasury Obligations — 33.5%		2,321,912,679

Repurchase Agreements	Par (000)	Value
Banc of America Securities LLC, 0.06%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $375,001,875, collateralized by various U.S. Treasury obligations, 0.00% to 1.38% due from 11/12/09 to 9/15/12, aggregate par and fair value of $382,746,600, $382,500,091, respectively)	375,000	375,000,000
Barclays Capital, Inc., 0.06%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $413,980,070, collateralized by various U.S. Treasury Notes, 0.88% to 4.38% due from 1/31/11 to 8/15/12, aggregate par and fair value of $400,614,700, $422,257,584, respectively)	413,978	413,978,000
Citigroup Global Markets, Inc., 0.06%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $155,000,775, collateralized by various U.S. Treasury obligations, 0.00% to 2.00% due from 7/15/10 to 1/15/16, aggregate par and fair value of $146,278,500, $158,100,029, respectively)	155,000	155,000,000
Credit Suisse Securities (USA) LLC, 0.08%, 11/05/09 (Purchased on 10/29/09 to be repurchased at $600,009,333, collateralized by U.S. Treasury Inflation Indexed Securities, 0.88% to 3.50% due from 4/15/10 to 1/15/18, aggregate par and fair value of $517,733,000, $612,005,019, respectively)	$600,000	$600,000,000
Deutsche Bank Securities Inc., 0.06%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $200,001,000, collateralized by U.S. Treasury Inflation Indexed Securities, 0.00% to 4.25% due from 8/15/20 to 5/15/39, aggregate par and fair value of $457,674,335, $204,000,002, respectively)	200,000	200,000,000
Deutsche Bank Securities Inc., 0.06%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $450,002,250, collateralized by U.S. Treasury Inflation Indexed Securities, 0.00% to 4.25% due from 8/15/20 to 5/15/39, aggregate par and fair value of $1,029,767,254, $459,000,005, respectively)	450,000	450,000,000
Deutsche Bank Securities Inc., 0.12%, 1/07/10 (Purchased on 10/07/09 to be repurchased at $275,084,333, collateralized by U.S. Treasury Inflation Indexed Securities, 0.00% to 4.25% due from 8/15/20 to 5/15/39, aggregate par and fair value of $629,302,211, $280,500,003, respectively)	275,000	275,000,000
HSBC Securities (USA) Inc., 0.05%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $470,001,958, collateralized by various U.S. Treasury obligations, 0.00% to 11.75% due from 11/15/09 to 2/15/38, aggregate par and fair value of $783,272,636, $479,403,734, respectively)	470,000	470,000,000
JPMorgan Securities Inc., 0.05%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $332,558,386, collateralized by U.S. Treasury Notes, 1.00% due 7/31/11, par and fair value of $337,260,000, $339,240,676, respectively)	332,587	332,587,000
RBS Securities Inc., 0.06%, 11/02/09 (Purchased on 10/30/09 to be repurchased at $600,003,000, collateralized by various U.S. Treasury obligations, 3.50% to 5.00% due from 11/15/09 to 2/15/18, aggregate par and fair value of $598,259,300, $612,000,277, respectively)	600,000	600,000,000

See Notes to Financial Statements.

22 BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009

25

Schedule of Investments (concluded)

T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBS Securities Inc.,		
0.21%, 11/05/09	$285,000	$ 285,000,000
(Purchased on 08/06/09 to be repurchased at $285,151,288, collateralized by U.S. Treasury Notes, 1.75% due 3/31/14, par and fair value of $295,940,000, $290,702,545, respectively)		
UBS Securities LLC,		
0.05%, 11/02/09	111,786	111,786,000
(Purchased on 10/30/09 to be repurchased at $111,786,466, collateralized by U.S. Treasury Notes, 2.63% due 6/30/14, par and fair value of $111,510,000, $114,022,595, respectively)		
UBS Securities LLC,		
0.12%, 1/07/10	200,000	200,000,000
(Purchased on 10/07/09 to be repurchased at $200,061,333, collateralized by U.S. Treasury Notes, 2.63% due 6/30/14, par and fair value of $199,505,000, $204,000,339, respectively)		
UBS Securities LLC,		
0.11%, 1/25/10	150,000	150,000,000
(Purchased on 10/23/09 to be repurchased at $150,043,083, collateralized by U.S. Treasury Notes, 2.63% due 6/30/14, par and fair value of $149,630,000, $153,001,532, respectively)		
Total Repurchase Agreements – 66.5%		4,618,351,000
Total Investments (Cost $6,940,263,679*) – 100.0%		6,940,263,679
Liabilities in Excess of Other Assets – 0.0%		(1,060,175)
Net Assets – 100.0%		$6,939,203,504

* Cost for federal income tax purposes.

(a) Rate shown reflects the discount rate at the time of purchase.

- Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
  - Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
  - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market - corroborated inputs)
  - Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Investments in Securities
	Assets
Level 1	–
Level 2[1]	$6,940,263,679
Level 3	–
Total	$6,940,263,679

[1] See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009 23

26

Statements of Assets and Liabilities

October 31, 2009	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund
Assets					
Investments at value – unaffiliated[1]	$ 394,874,157	$ 8,027,781,586	$ 7,132,238,480	$ 60,478,567,714	$ 2,321,912,679
Repurchase agreements – affiliated[2]	–	–	–	79,500,000	–
Repurchase agreements – unaffiliated[3]	–	8,113,520,000	931,501,000	6,049,803,000	4,618,351,000
Cash	141	–	463,042	444,997,129	913
Interest receivable – unaffiliated	30,490	2,932,630	4,737,926	38,894,973	202,199
Interest receivable – affiliated	–	–	–	530	–
Receivable from advisor	11	–	568	721	417
Prepaid expenses	29,062	106,443	155,495	676,384	128,671
Total assets	394,933,861	16,144,340,659	8,069,096,511	67,092,440,451	6,940,595,879
Liabilities					
Bank overdraft	–	473,939,669	–	–	–
Investments purchased payable	–	500,000,000	144,752,547	555,828,647	–
Management fees payable	42,394	2,385,730	1,115,247	9,296,238	1,018,992
Income dividends payable	29,963	399,851	635,973	4,736,783	215,221
Officer's and Trustees' fees payable	5,240	12,437	14,179	47,549	12,010
Other affiliates payable	4,279	111,854	62,263	410,157	60,848
Service and distribution fees payable	263	84,469	166,186	1,181,092	–
Other accrued expenses payable	31,668	91,466	158,781	393,592	85,304
Total liabilities	113,807	977,025,476	146,905,176	571,894,058	1,392,375
Net Assets	$ 394,820,054	$ 15,167,315,183	$ 7,922,191,335	$ 66,520,546,393	$ 6,939,203,504
Net Assets Consist of					
Paid-in capital	$ 394,689,502	$ 15,166,087,112	$ 7,921,928,675	$ 66,520,057,091	$ 6,938,550,803
Accumulated net realized gain	130,552	1,228,071	262,660	489,302	652,701
Net Assets	$ 394,820,054	$ 15,167,315,183	$ 7,922,191,335	$ 66,520,546,393	$ 6,939,203,504
[1]Investments at cost – unaffiliated	$ 394,874,157	$ 8,027,781,586	$ 7,132,238,480	$ 60,478,567,714	$ 2,321,912,679
[2]Repurchase agreements at cost – affiliated	–	–	–	$ 79,500,000	–
[3]Repurchase agreements at cost – unaffiliated	–	$ 8,113,520,000	$ 931,501,000	$ 6,049,803,000	$ 4,618,351,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009 49

27

Statements of Assets and Liabilities (continued)

October 31, 2009	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund
Net Asset Value					
Institutional					
Net assets	$ 374,727,516	$ 13,937,909,470	$ 6,992,221,047	$ 58,792,098,915	$ 5,753,137,715
Shares outstanding[4]	374,641,195	13,936,817,153	6,991,872,328	58,791,013,191	5,752,560,467
Net asset value	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Dollar					
Net assets	$ 19,993,264	$ 778,298,448	$ 879,332,121	$ 3,788,511,775	$ 339,493,118
Shares outstanding[4]	19,949,642	778,194,370	879,408,315	3,788,999,491	339,470,653
Net asset value	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Cash Management					
Net assets	–	$ 26,633,285	–	$ 835,929,968	$ 470,609,357
Shares outstanding[4]	–	26,631,306	–	835,939,625	470,587,023
Net asset value	–	$ 1.00	–	$ 1.00	$ 1.00
Cash Reserve					
Net assets	–	$ 4,046,065	–	$ 16,312,222	–
Shares outstanding[4]	–	4,044,610	–	16,309,367	–
Net asset value	–	$ 1.00	–	$ 1.00	–
Administration					
Net assets	$ 99,274	$ 111,129,110	$ 50,638,167	$ 2,007,284,640	$ 38,570,675
Shares outstanding[4]	99,287	111,115,763	50,648,032	2,007,434,175	38,561,844
Net asset value	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Select					
Net assets	–	$ 181,556,191	–	$ 829,031,029	$ 233,097,638
Shares outstanding[4]	–	181,542,714	–	829,027,572	233,085,861
Net asset value	–	$ 1.00	–	$ 1.00	$ 1.00
Private Client					
Net assets	–	$ 41,179,455	–	$ 30,501,532	$ 15
Shares outstanding[4]	–	41,186,234	–	30,503,773	15
Net asset value	–	$ 1.00	–	$ 1.00	$ 1.00
Premier					
Net assets	–	$ 86,563,159	–	$ 220,876,312	$ 104,294,986
Shares outstanding[4]	–	86,554,961	–	220,829,897	104,284,940
Net asset value	–	$ 1.00	–	$ 1.00	$ 1.00

[4] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

50 BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009

28

Statements of Operations (continued)

Year Ended October 31, 2009	TempFund	T-Fund	Treasury Trust Fund
Investment Income			
Interest	$ 715,228,706	$ 44,419,086	$ 16,824,115
Interest — affiliated	193,641	—	—
Total investment income	715,422,347	44,419,086	16,824,115
Expenses			
Management	120,565,698	22,417,023	10,177,900
Service and distribution — class specific	32,525,685	7,189,505	1,114,838
Federal insurance	17,928,684	3,709,280	1,265,432
Transfer agent	2,087,875	368,249	226,405
Custodian	1,467,991	298,826	105,381
Professional	1,067,833	219,132	111,402
Officer and Trustees	413,289	84,214	44,393
Printing	333,493	65,926	34,476
Registration	87,666	64,383	35,922
Miscellaneous	1,534,292	286,236	126,020
Total expenses	178,012,506	34,702,774	13,242,169
Less management fees waived	(4,560,614)	(2,222,494)	(1,947,454)
Less service and distribution fees waived — class specific	(4,381,368)	(4,870,395)	(354,832)
Less fees paid indirectly	(9,198)	(2,297)	(9,518)
Total expenses after fees waived and paid indirectly	169,061,326	27,607,588	10,930,365
Net investment income	546,361,021	16,811,498	5,893,750
Realized Gain (Loss)			
Net realized gain (loss) from:			
Investments — unaffiliated	6,422,427	996,391	343,681
Net Increase in Net Assets Resulting from Operations	$ 552,783,448	$ 17,807,889	$ 6,237,431

See Notes to Financial Statements.

54 BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009

29

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Federal Trust Fund Year Ended October 31, 2009	2008	FedFund Year Ended October 31, 2009	2008
Operations				
Net investment income	$ 1,924,970	$ 14,319,988	$ 59,418,900	$ 248,196,372
Net realized gain (loss)	59,582	110,396	1,413,012	21,458
Net increase in net assets resulting from operations	1,984,552	14,430,384	60,831,912	248,217,830
Dividends and Distributions to Shareholders From				
Net investment income:				
Institutional	(1,464,210)	(10,951,112)	(56,052,866)	(197,662,007)
Dollar	(460,760)	(2,490,465)	(2,511,532)	(21,547,298)
Cash Management	–	–	(30,599)	(80,556)
Cash Reserve	–	–	(7,223)	(63,877)
Administration	(1)	(878,411)	(441,718)	(2,263,593)
Select	–	–	(119,776)	(2,907,415)
Premier Choice	–	–	(2)	(60)
Private Client	–	–	(129,741)	(20,262,947)
Premier	–	–	(125,435)	(3,408,619)
Net realized gain:				
Institutional	(71,468)	–	(178,575)	–
Dollar	(4,961)	–	(9,815)	–
Cash Management	–	–	(339)	–
Cash Reserve	–	–	(53)	–
Administration	(17)	–	(1,247)	–
Select	–	–	(2,516)	–
Private Client	–	–	(514)	–
Premier	–	–	(1,149)	–
Decrease in net assets resulting from dividends and distributions to shareholders	(2,001,417)	(14,319,988)	(59,613,100)	(248,196,372)
Capital Share Transactions				
Net increase (decrease) in net assets derived from capital share transactions	(88,621,877)	74,745,658	3,192,452,292	5,702,311,023
Net Assets				
Total increase (decrease) in net assets	(88,638,742)	74,856,054	3,193,671,104	5,702,332,481
Beginning of year	483,458,796	408,602,742	11,973,644,079	6,271,311,598
End of year	$ 394,820,054	$ 483,458,796	$ 15,167,315,183	$ 11,973,644,079
Undistributed (distributions in excess of) net investment income	$ –	$ 37,021	$ –	$ (145)

See Notes to Financial Statements.

56 BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009

30

TempCash		TempFund		T-Fund	
Year Ended October 31,		Year Ended October 31,		Year Ended October 31,	
2009	2008	2009	2008	2009	2008
$ 76,515,418	$ 443,165,942	$ 546,361,021	$ 2,126,048,640	$ 16,811,498	$ 222,088,045
1,701,898	713,849	6,422,427	(2,492,321)	996,391	528,248
78,217,316	443,879,791	552,783,448	2,123,556,319	17,807,889	222,616,293
(69,387,835)	(408,547,331)	(479,147,712)	(1,739,367,625)	(16,367,180)	(188,829,728)
(6,701,404)	(33,508,851)	(40,174,944)	(210,241,820)	(218,510)	(19,429,733)
(307)	(4,418)	(4,961,922)	(26,868,529)	(39,262)	(10,085,855)
–	–	(55,813)	(308,227)	–	–
(425,873)	(1,105,342)	(16,978,640)	(68,242,864)	(22,913)	(1,575,906)
–	–	(2,857,507)	(24,812,530)	(90,344)	(282,140)
–	–	(4)	(34)	–	(10)
–	–	(583,205)	(41,264,707)	(154)	(264,358)
–	–	(1,601,245)	(14,942,304)	(73,135)	(1,620,315)
–	–	–	–	(634,869)	–
–	–	–	–	(38,204)	–
–	–	–	–	(50,534)	–
–	–	–	–	–	–
–	–	–	–	(4,196)	–
–	–	–	–	(25,185)	–
–	–	–	–	(26)	–
–	–	–	–	(11,885)	–
(76,515,419)	(443,165,942)	(546,360,992)	(2,126,048,640)	(17,576,397)	(222,088,045)
785,448,828	(5,290,810,474)	11,438,624,904	(7,497,102,471)	(13,453,341,070)	12,699,617,013
787,150,725	(5,290,096,625)	11,445,047,360	(7,499,594,792)	(13,453,109,578)	12,700,145,261
7,135,040,610	12,425,137,235	55,075,499,033	62,575,093,825	20,392,313,082	7,692,167,821
$ 7,922,191,335	$ 7,135,040,610	$ 66,520,546,393	$ 55,075,499,033	$ 6,939,203,504	$ 20,392,313,082
$ –	$ (36)	$ –	–	–	–

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009 57

31

Financial Highlights (continued) T-Fund

	Institutional				
	Year Ended October 31,				
	2009	2008	2007	2006	2005
Per Share Operating Performance					
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0012	0.0224	0.0493	0.0456	0.0260
Net realized gain	0.0001	–	–	–	–
Net increase from investment operations	0.0013	0.0224	0.0493	0.0456	0.0260
Dividends and distributions from:					
Net investment income	(0.0012)	(0.0224)	0.0493	0.0456	0.0260
Net realized gain	(0.0001)	–	–	–	–
Total dividends and distributions	(0.0013)	(0.0224)	(0.0493)	(0.0456)	(0.0260)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]					
Based on net asset value	0.13%	2.26%	5.05%	4.65%	2.63%
Ratios to Average Net Assets					
Total expenses	0.25%	0.22%	0.25%	0.26%	0.28%
Total expenses after fees waived and paid indirectly	0.23%	0.21%	0.20%	0.20%	0.20%
Net investment income	0.17%	2.01%	4.88%	4.57%	2.66%
Supplemental Data					
Net assets, end of year (000)	$5,753,138	$18,422,915	$6,280,213	$2,906,319	$2,958,524

	Dollar				
	Year Ended October 31,				
	2009	2008	2007	2006	2005
Per Share Operating Performance					
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0199	0.0468	0.0431	0.0235
Net realized gain	0.0001	–	–	–	–
Net increase from investment operations	0.0003	0.0199	0.0468	0.0431	0.0235
Dividends and distributions from:					
Net investment income	(0.0002)	(0.0199)	(0.0468)	(0.0431)	(0.0235)
Net realized gain	(0.0001)	–	–	–	–
Total dividends and distributions	(0.0003)	(0.0199)	(0.0468)	(0.0431)	(0.0235)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]					
Based on net asset value	0.03%	2.00%	4.79%	4.39%	2.37%
Ratios to Average Net Assets					
Total expenses	0.50%	0.47%	0.51%	0.51%	0.53%
Total expenses after fees waived and paid indirectly	0.36%	0.45%	0.45%	0.45%	0.45%
Net investment income	0.04%	2.13%	4.69%	4.32%	2.43%
Supplemental Data					
Net assets, end of year (000)	$339,493	$973,576	$775,904	$691,792	$728,168

See Notes to Financial Statements.

72 BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009

32

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Liquidity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The financial statements and these accompanying notes relate to the Trust's ten Funds: Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund (collectively the "Funds"). The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

Each Fund may offer multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. As of October 31, 2009, no Plus Shares, Cash Plus Shares, or Premier Choice Shares were outstanding.

Valuation: Each Fund's securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: Certain Funds may invest in repurchase agreements, under which the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by each Fund's custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and cost in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. The Funds amortize all premiums and discounts on debt securities. Income and realized gains and losses of the Funds are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend date.

Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund's US Federal income tax returns remains open for the four years ended October 31, 2009. The statutes of limitations on each Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds' financial statements and disclosures, if any, is currently being assessed.

Bank Overdraft: As of October 31, 2009, FedFund recorded a bank overdraft resulting from the estimation of available cash. The overdraft balance result in fees charged by the custodian which are included in custodian on the Statements of Operations.

Other: Expenses directly related to one of the Funds or classes are charged to that Fund or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. ("PNC") and Bank of America Corporation ("BAC") are the largest stockholders of BlackRock, Inc. ("BlackRock"). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. ("Merrill Lynch") on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the

90 BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009

33

Notes to Financial Statements (continued)

acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch's ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation ("BIMC"), an indirect wholly owned subsidiary of BlackRock, BIMC provides both investment management and administration services to the Trust. PFPC Trust Company ("PTC"), an indirect, wholly owned subsidiary of PNC, is the Trust's custodian and PNC Global Investment Servicing (U.S.) Inc. ("PNCGIS"), an indirect, wholly owned subsidiary of PNC, is the Trust's transfer agent and sub-administrator.

The Trust has entered into a management agreement with BIMC under which BIMC provides certain advisory, administration and accounting services to the Funds. Pursuant to the sub-administration agreement with PNCGIS, PNCGIS provides certain administration services with respect to the Trust.

For the management and administration services provided and certain expenses assumed by it under the management agreement, BIMC is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund's average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund

Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B	
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*	
.090% of the next $1 billion*	
.085% of the next $1 billion*	
.080% of amounts in excess of $7 billion.*	

* Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.

** Based on the average net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund

Management Fee	.350% of the first $1 billion
	.300% of the next $1 billion
	.250% of the next $1 billion
	.200% of the next $1 billion
	.195% of the next $1 billion
	.190% of the next $1 billion
	.185% of the next $1 billion
	.180% of amounts in excess of $7 billion.

TempFund

Management Fee	.350% of the first $1 billion.
	.300% of the next $1 billion
	.250% of the next $1 billion
	.200% of the next $1 billion
	.195% of the next $1 billion
	.190% of the next $1 billion
	.180% of the next $1 billion
	.175% of the next $1 billion
	.170% of amounts in excess of $8 billion.

California Money Fund and New York Money Fund

Management Fee	.375% of the first $1 billion
	.350% of the next $1 billion
	.325% of the next $1 billion
	.300% of amounts in excess of $3 billion.

Until March 1, 2010, BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined "Management Fees" and "Miscellaneous Expenses", excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund and 0.20% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

The Trust, on behalf of the Funds, has entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC ("BRIL"), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Premier Choice Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of BIMC, fees for providing certain services ("shareholder services") to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Premier Choice, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of BIMC. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee[1]	Distribution Fee [1]
Dollar	0.25%	–
Cash Management	0.50%	–
Cash Reserve	0.40%	–
Administration	0.10%	–
Select	0.50%	0.35%
Premier Choice	0.40%	0.10%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

(1) Due to certain contractual and voluntary waivers the above stated rates may be reduced.

BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009 91

34

Notes to Financial Statements (continued)

Pursuant to sub-agreements with BRIL, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Dollar, Cash Management, Cash Reserve, Administration, Select, Premier Choice, Private Client and Premier shareholders.

In addition, BRIL has contractually agreed to waive service and distribution fees until March 1, 2010 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares do not exceed 1.00%, 0.68%, 0.68% and 0.45%, respectively.

BIMC and BRIL have also voluntarily agreed to waive a portion of their respective, management, service and distribution fees and/or reimburse operating expenses to enable the Funds' share classes to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as management fees waived and service and distribution fees waived — class specific. BIMC and BRIL may discontinue the voluntary waiver at any time.

For the year ended October 31, 2009, the following charts show the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses.

Service and Distribution Fees	Share Classes								
	Dollar	Cash Management	Cash Reserve	Administration	Select	Premier Choice	Private Client	Premier	Total
Federal Trust Fund	$ 389,564	–	–	$ 18	–	–	–	–	$ 389,582
FedFund	$ 2,674,477	$ 126,993	$17,926	$ 130,464	$1,603,848	$1	$627,538	$ 689,692	$ 5,870,939
TempCash	$ 2,507,848	$ 109	–	$ 54,666	–	–	–	–	$ 2,562,623
TempFund	$14,811,492	$5,112,406	$49,093	$2,262,510	$7,612,030	$1	$761,241	$1,916,912	$32,525,685
T-Fund	$ 1,325,113	$2,528,822	–	$ 39,267	$2,373,092	–	$ 2,565	$ 920,646	$ 7,189,505
Treasury Trust Fund	$ 606,475	$ 348,011	–	$ 160,352	–	–	–	–	$ 1,114,838
MuniCash	$ 263,147	–	–	–	–	–	–	–	$ 263,147
MuniFund	$ 571,985	$ 532,569	–	$ 691,264	$ 275,535	$1	$159,884	$1,076,358	$ 3,307,596
California Money Fund	$ 35,963	$ 70	–	$ 2,817	$ 360,437	$1	$134,932	$ 84,383	$ 618,603
New York Money Fund	$ 14,722	$ 69,942	–	$ 13,595	$ 46,222	$1	$ 99,804	$ 22,852	$ 267,138

Service and Distribution Fees Waived	Share Classes								
	Dollar	Cash Management	Cash Reserve	Administration	Select	Premier Choice	Private Client	Premier	Total
Federal Trust Fund	–	–	–	$ 11	–	–	–	–	$ 11
FedFund	–	$ 53,101	$6,293	$ 2,049	$ 971,824	–	$384,702	$336,507	$1,754,476
TempCash	$39,618	–	–	–	–	–	–	–	$ 39,618
TempFund	–	$ 875,721	$8,012	–	$2,598,019	–	$355,951	$543,665	$4,381,368
T-Fund	–	$1,952,847	–	$14,072	$2,130,358	–	$ 2,279	$770,839	$4,870,395
Treasury Trust Fund	–	$ 261,101	–	$93,731	–	–	–	–	$ 354,832
MuniFund	–	$ 72,940	–	–	$ 101,464	–	$ 79,493	$337,330	$ 591,227
California Money Fund	–	$ 14	–	$ 13	$ 198,419	–	$ 76,942	$ 30,004	$ 305,392
New York Money Fund	–	$ 13,948	–	$ 537	$ 23,815	–	$ 58,116	$ 10,205	$ 106,621

In return for custody services provided by PTC, the Trust pays PTC a fee, computed daily and payable monthly. The fee is based upon an annualized percentage of the average net assets of each Fund as follows: 0.0075% of the first $400 million, 0.005% of the next $1.6 billion and 0.002% of the average net assets in excess of $2 billion.

Pursuant to the Trust's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are included in the Statements of Operations as fees paid indirectly.

Pursuant to the transfer agent agreement, PNCGIS serves as the transfer and dividend disbursing agent for the Funds. For its services, PNCGIS receives an annual fee of $1,750,000 for the first 40 share classes of the Trust plus $50,000 for each additional share class beyond the first 40, plus transaction fees, per account fees and disbursements.

The Funds may receive earnings credits related to cash balances in accounts maintained with PNCGIS which are included in the Statements of Operations as fees paid indirectly.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse BIMC for compensation paid to the Trust's Chief Compliance Officer.

92 BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009

35

Notes to Financial Statements (continued)

3. Income Tax Information

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The following permanent differences as of October 31, 2009 attributable to the use of equalization, nondeductible expenses and the reclassifications of distributions paid were reclassified to the following accounts:

	Paid in-Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Federal Trust Fund	–	$ (37,020)	$ 37,020
FedFund	–	$ 137	$ (137)
TempCash	–	$ 37	$ (37)
TempFund	–	$ (29)	$ 29
Treasury Trust	–	$(175,799)	$ 175,799
MuniCash	$ 206	–	$ (206)
California Money Fund	$102,126	–	$(102,126)
New York Money Fund	$ 17,130	–	$ (17,130)

The tax character of distributions paid during the years ended October 31, 2009 and October 31, 2008 were as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gain*	Total Distribution
Federal Trust Fund				
10/31/09	–	$ 2,001,417	–	$ 2,001,417
10/31/08	–	$ 14,319,988	–	$ 14,319,988
FedFund				
10/31/09	–	$ 59,613,100	–	$ 59,613,100
10/31/08	–	$ 248,196,372	–	$ 248,196,372
TempCash				
10/31/09	–	$ 76,515,419	–	$ 76,515,419
10/31/08	–	$ 443,165,942	–	$ 443,165,942
TempFund				
10/31/09	–	$ 546,360,992	–	$ 546,360,992
10/31/08	–	$2,126,048,640	–	$2,126,048,640
T-Fund				
10/31/09	–	$ 17,576,397	–	$ 17,576,397
10/31/08	–	$ 222,088,045	–	$ 222,088,045
Treasury Trust Fund				
10/31/09	–	$ 6,861,267	–	$ 6,861,267
10/31/08	–	$ 76,549,691	–	$ 76,549,691
MuniCash				
10/31/09	$ 4,468,372	$ 206	–	$ 4,468,578
10/31/08	$ 21,460,377	$ 31,269	$ 725	$ 21,492,371
MuniFund				
10/31/09	$ 26,255,866	–	–	$ 26,255,866
10/31/08	$100,409,725	–	$ 10,249	$ 100,419,974
California Money Fund				
10/31/09	$ 2,786,181	$ 70,227	$ 31,899	$ 2,888,307
10/31/08	$ 22,561,831	$ 55,972	$153,048	$ 22,770,851
New York Money Fund				
10/31/09	$ 1,890,118	$ 2,933	$ 14,197	$ 1,907,248
10/31/08	$ 14,787,249	$ 8,193	$ 19,049	$ 14,814,491

* Distribution amounts may include a portion of the proceeds from redeemed shares.

As of October 31, 2009, the components of accumulated net earnings (losses) were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Capital Loss Carryforward	Net Unrealized (Losses)*	Total Accumulated Net Earnings (Losses)
Federal Trust Fund	–	$ 130,552	–	–	–	$ 130,552
FedFund	–	$1,187,011	$ 41,060	–	–	$1,228,071
TempCash	–	$ 203,913	$ 58,747	–	–	$ 262,660
TempFund	–	$ 220,208	$269,094	–	–	$ 489,302
T-Fund	–	$ 652,701	–	–	–	$ 652,701
Treasury Trust Fund	–	$ 374,715	–	–	$ (443)	$ 374,272
MuniCash	$10,031	$ 215	–	–	–	$ 10,246
MuniFund	$ 2,306	–	–	$(74,027)	$(9,129)	$ (80,850)
California Money Fund	$ 160	$ 4,168	$ 1,893	–	–	$ 6,221
New York Money Fund	$ 18	$ 565	$ 2,738	–	–	$ 3,321

* The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales.

BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009 93

36

Notes to Financial Statements (continued)

As of October 31, 2009, capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring October 31,		
	2016	2017	Total
MuniFund	$3,654	$70,373	$74,027

4. Concentration, Market and Credit Risk:

The California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Funds' Statements of Assets and Liabilities, less any collateral held by the fund.

5. Capital Shares Transactions:

The Trust's Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions in shares for each year were as follows:

Federal Trust Fund	Year Ended October 31, 2009	Year Ended October 31, 2008
Institutional		
Shares sold	984,269,254	1,412,633,912
Shares issued in reinvestment of dividends and distributions	805,733	3,353,388
Total issued	985,074,987	1,415,987,300
Shares redeemed	(925,203,681)	(1,433,099,058)
Net increase (decrease)	59,871,306	(17,111,758)
Dollar		
Shares sold	287,760,996	160,416,078
Shares redeemed	(436,353,466)	(34,880,338)
Net increase (decrease)	(148,592,470)	125,535,740
Administration		
Shares sold	117,736	78,527,721
Shares issued in reinvestment of dividends and distributions	17	–
Total issued	117,753	78,527,721
Shares redeemed	(18,466)	(112,206,045)
Net increase (decrease)	99,287	(33,678,324)
FedFund		
Institutional		
Shares sold	110,693,447,799	79,057,334,178
Shares issued in reinvestment of dividends	31,925,180	127,519,479
Total issued	110,725,372,979	79,184,853,657
Shares redeemed	(107,089,142,444)	(73,468,195,640)
Net increase	3,636,230,535	5,716,658,017
Dollar		
Shares sold	17,470,415,110	14,650,787,767
Shares issued in reinvestment of dividends	47,925	560,995
Total issued	17,470,463,035	14,651,348,762
Shares redeemed	(17,840,859,830)	(14,186,325,328)
Net increase (decrease)	(370,396,795)	465,023,434
Cash Management		
Shares sold	2,055,257	25,065,185
Shares redeemed	(481,136)	(8,000)
Net increase	1,574,121	25,057,185

94 BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009

37

Notes to Financial Statements (continued)

FedFund (concluded)	Year Ended October 31, 2009	Year Ended October 31, 2008
Cash Reserve		
Shares sold	25,924,161	46,148,124
Shares issued in reinvestment of dividends	7,271	63,943
Total issued	25,931,432	46,212,067
Shares redeemed	(26,223,567)	(43,058,075)
Net increase (decrease)	(292,135)	3,153,992
Administration		
Shares sold	268,601,152	132,770,877
Shares issued in reinvestment of dividends	169,567	919,311
Total issued	268,770,719	133,690,188
Shares redeemed	(291,906,738)	(40,849,055)
Net increase (decrease)	(23,136,019)	92,841,133
Select		
Shares sold	399,206,808	371,520,104
Shares issued in reinvestment of dividends	125,201	2,924,514
Total issued	399,332,009	374,444,618
Shares redeemed	(384,393,842)	(306,592,084)
Net increase	14,938,167	67,852,534
Premier Choice		
Shares sold	2	1
Shares issued in reinvestment of dividends	–	60
Total issued	2	61
Shares redeemed	(2,303)	(2)
Net increase (decrease)	(2,301)	59
Private Client		
Shares sold	64,539,423	961,841,150
Shares issued in reinvestment of dividends	132,974	20,413,884
Total issued	64,672,397	982,255,034
Shares redeemed	(125,675,219)	(1,648,679,091)
Net decrease	(61,002,822)	(666,424,057)
Premier		
Shares sold	517,263,397	429,146,939
Shares issued in reinvestment of dividends	129,086	3,425,886
Total issued	517,392,483	432,572,825
Shares redeemed	(522,852,942)	(434,424,099)
Net decrease	(5,460,459)	(1,851,274)

	Year Ended October 31, 2009	Year Ended October 31, 2008
TempCash		
Institutional		
Shares sold	78,439,530,022	184,415,331,170
Shares issued in reinvestment of dividends	30,630,738	184,360,451
Total issued	78,470,160,760	184,599,691,621
Shares redeemed	(77,552,711,167)	(189,947,768,587)
Net increase (decrease)	917,449,593	(5,348,076,966)
Dollar		
Shares sold	840,330,945	1,959,475,970
Shares issued in reinvestment of dividends	5,727,072	29,310,966
Total issued	846,058,017	1,988,786,936
Shares redeemed	(978,591,665)	(1,981,439,443)
Net increase (decrease)	(132,533,648)	7,347,493
Cash Management		
Shares sold	478,587	1,097,852
Shares issued in reinvestment of dividends	294	4,418
Total issued	478,881	1,102,270
Shares redeemed	(553,753)	(1,223,548)
Net decrease	(74,872)	(121,278)
Administration		
Shares sold	17,870,932	168,940,908
Shares issued in reinvestment of dividends	425,786	1,075,553
Total issued	18,296,718	170,016,461
Shares redeemed	(17,688,963)	(119,976,184)
Net increase	607,755	50,040,277
TempFund		
Institutional		
Shares sold	489,959,199,414	721,474,118,376
Shares issued in reinvestment of dividends	258,968,113	850,361,820
Total issued	490,218,167,527	722,324,480,196
Shares redeemed	(475,299,852,929)	(729,175,224,402)
Net increase (decrease)	14,918,314,598	(6,850,744,206)
Dollar		
Shares sold	54,879,841,800	53,588,381,827
Shares issued in reinvestment of dividends	1,414,566	11,988,862
Total issued	54,881,256,366	53,600,370,689
Shares redeemed	(57,643,242,895)	(53,360,866,306)
Net increase (decrease)	(2,761,986,529)	239,504,383

BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009 95

38

Notes to Financial Statements (continued)

TempFund (continued)	Year Ended October 31, 2009	Year Ended October 31, 2008
Cash Management		
Shares sold	3,430,987,932	3,499,675,768
Shares issued in reinvestment of dividends	2,237,252	11,515,274
Total issued	3,433,225,184	3,511,191,042
Shares redeemed	(3,753,010,052)	(3,079,610,503)
Net increase (decrease)	(319,784,868)	431,580,539
Cash Reserve		
Shares sold	11,243,844	6,415,395
Shares issued in reinvestment of dividends	23,600	161,016
Total issued	11,267,444	6,576,411
Shares redeemed	(5,388,104)	(8,233,782)
Net increase (decrease)	5,879,340	(1,657,371)
Administration		
Shares sold	3,705,268,799	2,233,271,356
Shares issued in reinvestment of dividends	3,274,869	13,208,205
Total issued	3,708,543,668	2,246,479,561
Shares redeemed	(3,781,567,310)	(2,008,739,488)
Net increase (decrease)	(73,023,642)	237,740,073
Select		
Shares sold	469,598,919	875,710,194
Shares issued in reinvestment of dividends	2,910,051	24,864,404
Total issued	472,508,970	900,574,598
Shares redeemed	(566,588,989)	(866,055,910)
Net increase (decrease)	(94,080,019)	34,518,688
Premier Choice		
Shares sold	–	2,000
Shares issued in reinvestment of dividends	4	34
Total issued	4	2,034
Shares redeemed	(2,038)	–
Net increase (decrease)	(2,034)	2,034
Private Client		
Shares sold	60,671,469	1,179,857,012
Shares issued in reinvestment of dividends	592,933	41,453,182
Total issued	61,264,402	1,221,310,194
Shares redeemed	(179,729,951)	(2,638,695,562)
Net decrease	(118,465,549)	(1,417,385,368)

TempFund (concluded)	Year Ended October 31, 2009	Year Ended October 31, 2008
Premier		
Shares sold	554,000,983	893,227,246
Shares issued in reinvestment of dividends	1,623,543	14,984,460
Total issued	555,624,526	908,211,706
Shares redeemed	(673,850,919)	(1,078,872,949)
Net decrease	(118,226,393)	(170,661,243)
T-Fund		
Institutional		
Shares sold	50,946,396,159	93,029,708,312
Shares issued in reinvestment of dividends and distributions	9,038,228	81,827,689
Total issued	50,955,434,387	93,111,536,001
Shares redeemed	(63,625,498,901)	(80,969,211,548)
Net increase (decrease)	(12,670,064,514)	12,142,324,453
Dollar		
Shares sold	3,799,231,462	9,038,972,427
Shares issued in reinvestment of dividends and distributions	8,790	1,762,579
Total issued	3,799,240,252	9,040,735,006
Shares redeemed	(4,433,208,460)	(8,843,216,369)
Net increase (decrease)	(633,968,208)	197,518,637
Cash Management		
Shares sold	947,483,646	1,766,282,201
Shares issued in reinvestment of dividends and distributions	3,152	389,045
Total issued	947,486,798	1,766,671,246
Shares redeemed	(1,020,064,697)	(1,775,569,076)
Net decrease	(72,577,899)	(8,897,830)
Administration		
Shares sold	682,402,354	709,619,340
Shares issued in reinvestment of dividends and distributions	23,292	1,403,178
Total issued	682,425,646	711,022,518
Shares redeemed	(688,080,568)	(750,795,309)
Net decrease	(5,654,922)	(39,772,791)
Select		
Shares sold	371,527,664	309,825,317
Shares issued in reinvestment of dividends and distributions	116,058	280,941
Total issued	371,643,722	310,106,258
Shares redeemed	(357,326,821)	(91,337,298)
Net increase	14,316,901	218,768,960

96 BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009

39

Notes to Financial Statements (continued)

T-Fund (concluded)	Year Ended October 31, 2009	Year Ended October 31, 2008
Premier Choice		
Shares sold	–	2
Shares issued in reinvestment of dividends and distributions	–	10
Total issued	–	12
Shares redeemed	(513)	(1)
Net increase (decrease)	(513)	11
Private Client		
Shares sold	158,238	95,324,135
Shares issued in reinvestment of dividends and distributions	183	263,281
Total issued	158,421	95,587,416
Shares redeemed	(618,754)	(95,127,863)
Net increase (decrease)	(460,333)	459,553
Premier		
Shares sold	402,518,353	1,068,599,351
Shares issued in reinvestment of dividends and distributions	85,761	1,617,529
Total issued	402,604,114	1,070,216,880
Shares redeemed	(487,535,696)	(881,000,860)
Net increase (decrease)	(84,931,582)	189,216,020
Treasury Trust Fund		
Institutional		
Shares sold	13,281,681,809	27,371,400,838
Shares issued in reinvestment of dividends and distributions	2,930,304	24,011,033
Total issued	13,284,612,113	27,395,411,871
Shares redeemed	(15,723,328,803)	(23,097,095,356)
Net increase (decrease)	(2,438,716,690)	4,298,316,515
Dollar		
Shares sold	897,587,030	4,050,944,773
Shares issued in reinvestment of dividends and distributions	98,427	2,782,386
Total issued	897,685,457	4,053,727,159
Shares redeemed	(1,423,051,001)	(3,594,255,472)
Net increase (decrease)	(525,365,544)	459,471,687
Cash Management		
Shares sold	127,066,983	489,345,295
Shares issued in reinvestment of dividends and distributions	2,857	55,977
Total issued	127,069,840	489,401,272
Shares redeemed	(193,989,105)	(434,261,764)
Net increase (decrease)	(66,919,265)	55,139,508

Treasury Trust Fund (concluded)	Year Ended October 31, 2009	Year Ended October 31, 2008
Administration		
Shares sold	136,864,251	491,990,851
Shares issued in reinvestment of dividends and distributions	14,425	13,712
Total issued	136,878,676	492,004,563
Shares redeemed	(233,404,331)	(354,675,766)
Net increase (decrease)	(96,525,655)	137,328,797
MuniCash		
Institutional		
Shares sold	3,065,914,758	7,042,368,123
Shares issued in reinvestment of dividends	639,942	4,066,570
Total issued	3,066,554,700	7,046,434,693
Shares redeemed	(2,644,524,179)	(7,506,742,426)
Net increase (decrease)	422,030,521	(460,307,733)
Dollar		
Shares sold	476,869,570	426,326,753
Shares issued in reinvestment of dividends	429,142	1,815,415
Total issued	477,298,712	428,142,168
Shares redeemed	(432,479,857)	(423,950,727)
Net increase	44,818,855	4,191,441
Cash Reserve		
Shares issued in reinvestment of dividends	–	49
Shares redeemed	–	(10,138)
Net decrease	–	(10,089)
Administration		
Shares sold	–	94,071
Shares issued in reinvestment of dividends	–	1,373
Total issued	–	95,444
Shares redeemed	–	(353,026)
Net decrease	–	(257,582)
MuniFund		
Institutional		
Shares sold	17,527,939,882	17,929,825,791
Shares issued in reinvestment of dividends	11,041,369	34,275,232
Total issued	17,538,981,251	17,964,101,023
Shares redeemed	(16,140,356,236)	(17,446,084,102)
Net increase	1,398,625,015	518,016,921

BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009 97

40

Notes to Financial Statements (continued)

MuniFund (continued)	Year Ended October 31, 2009	Year Ended October 31, 2008
Dollar		
Shares sold	1,487,407,112	1,592,269,711
Shares issued in reinvestment of dividends	5,028	78,903
Total issued	1,487,412,140	1,592,348,614
Shares redeemed	(1,434,387,645)	(1,604,779,332)
Net increase (decrease)	53,024,495	(12,430,718)
Cash Management		
Shares sold	108,671,984	441,347,734
Shares issued in reinvestment of dividends	28,421	139,950
Total issued	108,700,405	441,487,684
Shares redeemed	(165,465,429)	(349,982,370)
Net increase (decrease)	(56,765,024)	91,505,314
Administration		
Shares sold	1,123,800,795	1,134,047,567
Shares issued in reinvestment of dividends	–	1,599
Total issued	1,123,800,795	1,134,049,166
Shares redeemed	(903,681,284)	(966,197,298)
Net increase	220,119,511	167,851,868
Select		
Shares sold	73,763,803	263,582,876
Shares issued in reinvestment of dividends	24,380	551,945
Total issued	73,788,183	264,134,821
Shares redeemed	(69,051,024)	(277,104,408)
Net increase (decrease)	4,737,159	(12,969,587)
Premier Choice		
Shares issued in reinvestment of dividends	2	52
Shares redeemed	(2,322)	–
Net increase (decrease)	(2,320)	52
Private Client		
Shares sold	49,879,124	1,853,338,510
Shares issued in reinvestment of dividends	57,468	5,251,533
Total issued	49,936,592	1,858,590,043
Shares redeemed	(73,604,132)	(2,122,684,946)
Net decrease	(23,667,540)	(264,094,903)

MuniFund (concluded)	Year Ended October 31, 2009	Year Ended October 31, 2008
Premier		
Shares sold	426,480,568	2,217,554,868
Shares issued in reinvestment of dividends	449,354	4,758,066
Total issued	426,929,922	2,222,312,934
Shares redeemed	(407,966,207)	(2,351,640,899)
Net increase (decrease)	18,963,715	(129,327,965)
California Money Fund		
Institutional		
Shares sold	3,224,218,705	4,410,816,255
Shares issued in reinvestment of dividends	334,966	2,958,238
Total issued	3,224,553,671	4,413,774,493
Shares redeemed	(3,434,762,779)	(4,522,858,065)
Net decrease	(210,209,108)	(109,083,572)
Dollar		
Shares sold	168,729,228	234,239,003
Shares issued in reinvestment of dividends	12,362	283,295
Total issued	168,741,590	234,522,298
Shares redeemed	(160,008,233)	(272,341,271)
Net increase (decrease)	8,733,357	(37,818,973)
Cash Management		
Shares sold	64,946	87,093
Shares issued in reinvestment of dividends	25	220,897
Total issued	64,971	307,990
Shares redeemed	(118,520)	(21,532,583)
Net decrease	(53,549)	(21,224,593)
Administration		
Shares sold	3,812,223	7,605,228
Shares redeemed	(3,554,410)	(12,159,115)
Net increase (decrease)	257,813	(4,553,887)
Select		
Shares sold	60,301,019	211,508,539
Shares issued in reinvestment of dividends	19,211	554,948
Total issued	60,320,230	212,063,487
Shares redeemed	(62,986,485)	(204,372,635)
Net increase (decrease)	(2,666,255)	7,690,852

98 BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009

41

Notes to Financial Statements (continued)

California Money Fund (concluded)	Year Ended October 31, 2009	Year Ended October 31, 2008
Premier Choice		
Shares sold	–	1
Shares issued in reinvestment of dividends	1	43
Total issued	1	44
Shares redeemed	(2,154)	(102)
Net decrease	(2,153)	(58)
Private Client		
Shares sold	25,376,726	2,026,470,555
Shares issued in reinvestment of dividends	18,344	3,539,877
Total issued	25,395,070	2,030,010,432
Shares redeemed	(44,333,968)	(2,201,635,918)
Net decrease	(18,938,898)	(171,625,486)
Premier		
Shares sold	65,960,200	236,294,729
Shares issued in reinvestment of dividends	11,477	427,427
Total issued	65,971,677	236,722,156
Shares redeemed	(73,405,255)	(269,121,633)
Net decrease	(7,433,578)	(32,399,477)

New York Money Fund	Year Ended October 31, 2009	Year Ended October 31, 2008
Institutional		
Shares sold	1,847,526,694	2,513,067,003
Shares issued in reinvestment of dividends	331,356	2,086,145
Total issued	1,847,858,050	2,515,153,148
Shares redeemed	(1,878,324,045)	(2,481,265,763)
Net increase (decrease)	(30,465,995)	33,887,385
Dollar		
Shares sold	18,106,622	9,379,389
Shares issued in reinvestment of dividends	17,162	123,987
Total issued	18,123,784	9,503,376
Shares redeemed	(22,273,230)	(10,994,523)
Net decrease	(4,149,446)	(1,491,147)
Cash Management		
Shares sold	23,635,274	105,000,472
Shares redeemed	(36,733,888)	(100,003,872)
Net increase (decrease)	(13,098,614)	4,996,600
Administration		
Shares sold	12,598,067	12,210,584
Shares redeemed	(16,188,394)	(9,785,037)
Net increase (decrease)	(3,590,327)	2,425,547

New York Money Fund (concluded)	Year Ended October 31, 2009	Year Ended October 31, 2008
Select		
Shares sold	13,179,439	30,129,602
Shares issued in reinvestment of dividends	3,199	114,364
Total issued	13,182,638	30,243,966
Shares redeemed	(14,843,480)	(30,327,264)
Net decrease	(1,660,842)	(83,298)
Premier Choice		
Shares sold	–	398
Shares issued in reinvestment of dividends	2	1,902
Total issued	2	2,300
Shares redeemed	(2,257)	(641,144)
Net decrease	(2,255)	(638,844)
Private Client		
Shares sold	24,383,220	1,138,421,892
Shares issued in reinvestment of dividends	16,171	2,768,120
Total issued	24,399,391	1,141,190,012
Shares redeemed	(31,721,580)	(1,302,662,782)
Net decrease	(7,322,189)	(161,472,770)
Premier		
Shares sold	10,419,285	76,990,279
Shares issued in reinvestment of dividends	4,053	134,140
Total issued	10,423,338	77,124,419
Shares redeemed	(10,388,794)	(88,959,023)
Net increase (decrease)	34,544	(11,834,604)

6. Federal Insurance:

The Funds participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program"). As a result of the Funds' participation in the Program, in the event the Funds' net asset value fell below $0.995 per share, shareholders in the Funds would have had federal insurance of $1.00 per share up to the lesser of shareholders' balances in the Funds as of the close of business on September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee was triggered. Any increase in the number of shares in a shareholder's balance after the close of business on September 19, 2008 and any future investments after a shareholder had closed their account would not be guaranteed. As a participant of the Program, which expired September 18, 2009, the Funds paid a participation fee of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.015% for the period December 19, 2008 through April 30, 2009 of the Funds' shares outstanding value as of September 19, 2008. The program had been extended through September 18, 2009 and all of the Funds, except T-Fund and Treasury Trust Fund, had opted to participate in the extension period and paid an additional fee of 0.015% of the respective Fund's net asset value as of September 19, 2008, for the period May 1, 2009 through September

BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009 99

42

Notes to Financial Statements (concluded)

18, 2009. The participation fee for the period November 1, 2008 to September 18, 2009 is included in federal insurance in the Statements of Operations. These fees are not ordinary expenses and are not subject to the contractual agreement to reduce fees and reimburse expenses.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through December 23, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

100 BLACKROCK LIQUIDITY FUNDS OCTOBER 31, 2009

43

BLACKROCK

1 of 2

UNAUDITED Schedule of Investments T-Fund

30-Sep-10

Position Description	CUSIP	Par	% Par	Maturity or Reset	Final Maturity	Yield or Coupon	Amortized Cost	Moody's Rating	S&P Rating
WAM 52 Days / WAL 52 Days									
Treasury Debt		**2,767,724,000**	**39.63%**				**2,767,322,156**		
TREASURY BILL	912795W31	100,000,000	1.43%	14-Oct-10	14-Oct-10	0.24%	99,991,333	Govt	Govt
TREASURY BILL	912795UH2	74,722,000	1.07%	21-Oct-10	21-Oct-10	0.38%	74,706,433	Govt	Govt
TREASURY BILL	912795W49	60,000,000	0.86%	28-Oct-10	28-Oct-10	0.23%	59,989,650	Govt	Govt
TREASURY BILL	912795W49	35,000,000	0.50%	28-Oct-10	28-Oct-10	0.24%	34,993,700	Govt	Govt
TREASURY BILL	912795W56	70,000,000	1.00%	4-Nov-10	4-Nov-10	0.25%	69,983,803	Govt	Govt
TREASURY BILL	912795UJ8	80,000,000	1.15%	18-Nov-10	18-Nov-10	0.32%	79,966,400	Govt	Govt
TREASURY BILL	912795W80	70,000,000	1.00%	26-Nov-10	26-Nov-10	0.23%	69,975,500	Govt	Govt
TREASURY BILL	912795W98	70,000,000	1.00%	2-Dec-10	2-Dec-10	0.22%	69,973,478	Govt	Govt
TREASURY BILL	912795X30	48,530,000	0.69%	9-Dec-10	9-Dec-10	0.21%	48,510,932	Govt	Govt
TREASURY BILL	912795X30	21,430,000	0.31%	9-Dec-10	9-Dec-10	0.21%	21,421,374	Govt	Govt
TREASURY BILL	912795UK5	120,000,000	1.72%	16-Dec-10	16-Dec-10	0.42%	119,896,133	Govt	Govt
TREASURY BILL	912795X71	59,200,000	0.85%	6-Jan-11	6-Jan-11	0.21%	59,167,300	Govt	Govt
TREASURY BILL	912795X71	40,800,000	0.58%	6-Jan-11	6-Jan-11	0.21%	40,776,914	Govt	Govt
TREASURY BILL	912795UX7	100,000,000	1.43%	13-Jan-11	13-Jan-11	0.20%	99,942,222	Govt	Govt
TREASURY BILL	912795X89	150,000,000	2.15%	20-Jan-11	20-Jan-11	0.20%	149,909,812	Govt	Govt
TREASURY BILL	912795X97	59,000,000	0.84%	27-Jan-11	27-Jan-11	0.20%	58,961,322	Govt	Govt
TREASURY BILL	912795X97	100,042,000	1.43%	27-Jan-11	27-Jan-11	0.20%	99,976,417	Govt	Govt
TREASURY BILL	912795Y21	111,000,000	1.59%	3-Feb-11	3-Feb-11	0.19%	110,928,698	Govt	Govt
TREASURY BILL	912795Y21	150,000,000	2.15%	3-Feb-11	3-Feb-11	0.20%	149,898,437	Govt	Govt
TREASURY BILL	9127952B6	58,800,000	0.84%	17-Feb-11	17-Feb-11	0.19%	58,757,999	Govt	Govt
TREASURY BILL	9127952B6	61,200,000	0.88%	17-Feb-11	17-Feb-11	0.19%	61,155,103	Govt	Govt
TREASURY BILL	9127952C4	125,000,000	1.79%	24-Feb-11	24-Feb-11	0.19%	124,906,215	Govt	Govt
TREASURY BILL	9127952D2	100,000,000	1.43%	3-Mar-11	3-Mar-11	0.19%	99,918,400	Govt	Govt
TREASURY BILL	9127952G5	100,000,000	1.43%	17-Mar-11	17-Mar-11	0.19%	99,911,861	Govt	Govt
TREASURY BILL	9127952H3	53,167,500	0.76%	24-Mar-11	24-Mar-11	0.20%	53,117,390	Govt	Govt
TREASURY BILL	9127952H3	46,832,500	0.67%	24-Mar-11	24-Mar-11	0.20%	46,788,360	Govt	Govt
TREASURY BILL	9127952J9	100,000,000	1.43%	31-Mar-11	31-Mar-11	0.19%	99,904,472	Govt	Govt
TREASURY BILL	912795VD0	114,000,000	1.63%	7-Apr-11	7-Apr-11	0.49%	113,711,263	Govt	Govt
TREASURY BILL	9127952F7	70,000,000	1.00%	22-Sep-11	22-Sep-11	0.27%	69,816,561	Govt	Govt
TREASURY NOTE	912828JY7	80,000,000	1.15%	31-Jan-11	31-Jan-11	0.18%	80,184,573	Govt	Govt
TREASURY NOTE	912828KE9	100,000,000	1.43%	28-Feb-11	28-Feb-11	0.22%	100,272,753	Govt	Govt
TREASURY NOTE	912828KE9	50,000,000	0.72%	28-Feb-11	28-Feb-11	0.22%	50,135,276	Govt	Govt
TREASURY NOTE	912828KE9	75,000,000	1.07%	28-Feb-11	28-Feb-11	0.22%	75,202,914	Govt	Govt
TREASURY NOTE	912828KE9	44,000,000	0.63%	28-Feb-11	28-Feb-11	0.22%	44,119,043	Govt	Govt
TREASURY NOTE	912828LV0	20,000,000	0.29%	31-Aug-11	31-Aug-11	0.30%	20,128,604	Govt	Govt
TREASURY NOTE	912828LV0	50,000,000	0.72%	31-Aug-11	31-Aug-11	0.30%	50,321,510	Govt	Govt
Treasury Repurchase Agreement		**4,216,543,000**	**60.37%**				**4,216,543,000**		
TRI-PARTY BANC OF AMERICA SECURITI	BRSAQVWL0	100,000,000	1.43%	1-Oct-10	1-Oct-10	0.23%	100,000,000	P-1	A-1
TRI-PARTY BARCLAYS CAPITAL INC.	BRSAQWA73	75,000,000	1.07%	1-Oct-10	1-Oct-10	0.25%	75,000,000	P-1	A-1
TRI-PARTY BARCLAYS CAPITAL INC.	BRSABULE6	325,000,000	4.65%	4-Oct-10	4-Oct-10 P	0.20%	325,000,000	P-1	A-1
TRI-PARTY CITIGROUP GLOBAL MARKETS	BRSAQWB23	340,000,000	4.87%	1-Oct-10	1-Oct-10	0.24%	340,000,000	P-1	A-1
TRI-PARTY CREDIT SUISSE SECURITIES	BRSAQWB80	21,000,000	0.30%	1-Oct-10	1-Oct-10	0.23%	21,000,000	P-1	A-1
TRI-PARTY DEUTSCHE BANK SECURITIES	BRSAQWAW8	75,000,000	1.07%	1-Oct-10	1-Oct-10	0.23%	75,000,000	P-1	A-1
TRI-PARTY DEUTSCHE BANK SECURITIES	BRSAQWDZ8	475,000,000	6.80%	1-Oct-10	1-Oct-10	0.23%	475,000,000	P-1	A-1
TRI-PARTY DEUTSCHE BANK SECURITIES	BRSAQZCR0	55,000,000	0.79%	1-Oct-10	1-Oct-10	0.23%	55,000,000	P-1	A-1
TRI-PARTY DEUTSCHE BANK SECURITIES	BRSAQZCR0	25,000,000	0.36%	1-Oct-10	1-Oct-10	0.23%	25,000,000	P-1	A-1
TRI-PARTY DEUTSCHE BANK SECURITIES	BRSAK5QB2	200,000,000	2.86%	4-Oct-10	4-Oct-10 P	0.20%	200,000,000	P-1	A-1
TRI-PARTY HSBC SECURITIES (USA) IN	BRSAQWBU1	277,108,000	3.97%	1-Oct-10	1-Oct-10	0.23%	277,108,000	P-1	A-1+
TRI-PARTY J.P. MORGAN SECURITIES L	BRSAQWA57	257,000,000	3.68%	1-Oct-10	1-Oct-10	0.24%	257,000,000	P-1	A-1
TRI-PARTY MORGAN STANLEY & CO INC	BRSAQVWM8	99,518,000	1.42%	1-Oct-10	1-Oct-10	0.20%	99,518,000	P-1	A-1
TRI-PARTY MORGAN STANLEY & CO INC	BRSAGDUA7	370,000,000	5.30%	7-Oct-10	13-Oct-10 P	0.22%	370,000,000	P-1	A-1
TRI-PARTY MORGAN STANLEY & CO INC	BRSAMGS08	330,000,000	4.72%	7-Oct-10	15-Oct-10 P	0.22%	330,000,000	P-1	A-1
TRI-PARTY RBS SECURITIES INC.	BRSAQWAZ1	111,000,000	1.59%	1-Oct-10	1-Oct-10	0.25%	111,000,000	P-1	A-1
TRI-PARTY RBS SECURITIES INC.	BRSAK5SE4	200,000,000	2.86%	7-Oct-10	7-Oct-10 P	0.20%	200,000,000	P-1	A-1
TRI-PARTY RBS SECURITIES INC.	BRSAMGRP4	200,000,000	2.86%	7-Oct-10	14-Oct-10 P	0.20%	200,000,000	P-1	A-1
TRI-PARTY RBS SECURITIES INC.	BRSAC2646	575,000,000	8.23%	7-Oct-10	21-Oct-10 P	0.22%	575,000,000	P-1	A-1
TRI-PARTY UBS SECURITIES LLC	BRSAQWA40	105,917,000	1.52%	1-Oct-10	1-Oct-10	0.23%	105,917,000	P-1	A-1

44

BLACKROCK

2 of 2

UNAUDITED Schedule of Investments T-Fund **30-Sep-10**

Position Description	CUSIP	Par	% Par	Maturity or Reset	Final Maturity	Yield or Coupon	Amortized Cost	Moody's Rating	S&P Rating
Other Receivables Less Payables		**-1,802**					**-1,802**		
USD CASH (Committed)	USD_CCASH	-1,802		1-Oct-10	1-Oct-10		-1,802		
TOTAL		**6,984,265,198**	**100%**				**6,983,863,354**		

P = Put

This information is authorized for distribution only when it is accompanied or preceded by a current prospectus for the BlackRock Liquidity Funds, which contains more complete information, including fees and expenses. Please read the prospectus carefully prior to investing or sending money.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and subject to change. Portfolio holdings should not be deemed as a recommendation to purchase any of the securities listed above.

WAM (Weighted Average Maturity), is calculated by the final maturity for a security and the interest rate reset date held in the portfolio. This is a way to measure a fund's sensitivity to potential interest rate changes. WAL (Weighted Average Life) is measurement of a fund's sensitivity to a deteriorating credit environment; potential credit spread changes or tightening liquidity conditions. The WAL calculation is based on a securities stated final maturity date or, when relevant, the date of the demand feature when the fund may receive payment of principal and interest.

Prepared by BlackRock Investments, LLC
© 2010 BlackRock, Inc. Member FINRA. All Rights Reserved.

45

Princeton Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2010 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee is listed below and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

                       Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan Age: 66	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005).	64	AdvisorOne Funds (10 portfolios)
Anthony J. Hertl Age: 60	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	64	AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust and Global Real Estate Fund
Gary W. Lanzen Age: 56	Trustee Since 2005	Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	64	AdvisorOne Funds (10 portfolios)
Mark H. Taylor Age: 46	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	64	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Princeton Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2010 (Unaudited)

                       Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola*** Age: 58	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	64	AdvisorOne Funds (10 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	President Since2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 48	Secretary Since 2005	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A

Princeton Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2010 (Unaudited)

James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Age: 34	Assistant Secretary Since 2010	Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 Age: 42	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 Age: 33	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A
Lynn Bowley Age: 51	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-888-868-9501 to request a copy of the SAI or to make shareholder inquiries.

  NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISOR

Mount Yale Asset Management, LLC

1125 17th Street, Suite 1400

Denver, CO 80202

INVESTMENT SUB-ADVISORS

6800 Capital, L.L.C.

One Palmer Square, Suite 530

Princeton, NJ 08542

Congress Asset Management Co.

2 Seaport Lane, 5th Floor

Boston, MA 02210

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/7/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/7/10